Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill [abstract]
Summary of Intangible Assets

		Other Intangible assets
	Goodwill	Capitalized software	Other intangible assets	Ongoing development costs	Total
Cost
At January 1, 2021	143,826	2,786	3,225	7,843	157,680
Additions	—	2,860	1,667	2,597	7,124
Scrapped	—	(245)	—	(165)	(410)
Reclassification	—	6,553	—	(6,553)	—
Exchange differences	(13,462)	(787)	(372)	(647)	(15,268)
At December 31, 2021	130,364	11,167	4,520	3,075	149,126
Additions	—	1,961	1,628	800	4,389
Reclassification	—	2,223	—	(2,223)	—
Exchange differences	(17,460)	(1,530)	(653)	(438)	(20,081)
At December 31, 2022	112,904	13,821	5,495	1,214	133,434
Accumulated amortization
At January 1, 2021	—	(495)	(722)	—	(1,217)
Amortization charge	—	(1,420)	(780)	—	(2,200)
Exchange differences	—	109	107	—	216
At December 31, 2021	—	(1,806)	(1,395)	—	(3,201)
Amortization charge	—	(2,101)	(976)	—	(3,077)
Exchange differences	—	315	217	—	532
At December 31, 2022	—	(3,592)	(2,154)	—	(5,746)
Cost, net accumulated amortization
At December 31, 2021	130,364	9,361	3,125	3,075	145,925
At December 31, 2022	112,904	10,229	3,341	1,214	127,688